ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

November 24, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668
Defiance Digital Revolution ETF (S000072573)
Defiance Next Gen Conductivity ETF (S000072574)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, the Defiance Digital Revolution ETF and Defiance Next Gen Conductivity ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated November 24, 2021, and filed electronically as Post-Effective Amendment No. 768 to the Trust’s Registration Statement on Form N-1A on November 24, 2021.

If you have any questions or require further information, please contact the undersigned at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President